Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Basic Materials (4.7%)
	Newmont Corp.	6,159	255
	Dow Inc.	4,068	208
	CF Industries Holdings Inc.	1,785	185
	Nucor Corp.	1,134	151
	Freeport-McMoRan Inc.	4,868	144
	Reliance Steel & Aluminum Co.	756	142
	Olin Corp.	2,382	130
	UFP Industries Inc.	1,477	117
	Huntsman Corp.	3,973	111
	Steel Dynamics Inc.	1,359	110
	Mosaic Co.	1,906	103
	Commercial Metals Co.	2,470	100
	Southern Copper Corp.	1,727	81
	AdvanSix Inc.	2,026	73
	Mueller Industries Inc.	1,160	73
	Chemours Co.	1,888	64
	Boise Cascade Co.	954	59
	Timken Co.	823	52
	SSR Mining Inc. (XTSE)	3,508	47
*	Clearwater Paper Corp.	756	32
	LyondellBasell Industries NV Class A	371	31
	American Vanguard Corp.	1,423	28
	Fastenal Co.	556	28
	Eastman Chemical Co.	216	20
	Element Solutions Inc.	783	15
*	US Silica Holdings Inc.	1,072	15
	Valvoline Inc.	412	12
	Innospec Inc.	115	11
			2,397
Consumer Discretionary (13.5%)
	H&R Block Inc.	8,342	375
	Target Corp.	1,683	270
	Scholastic Corp.	5,728	263
*	Perdoceo Education Corp.	21,587	250
*	AutoNation Inc.	1,978	246
*	O'Reilly Automotive Inc.	350	244
	Dillard's Inc. Class A	533	158
	Signet Jewelers Ltd.	2,266	148
	Dick's Sporting Goods Inc.	1,339	142
*	Deckers Outdoor Corp.	412	133
	eBay Inc.	3,009	133
*	AutoZone Inc.	56	119

		Shares	Market Value ($000)
	Walmart Inc.	873	116
	Williams-Sonoma Inc.	760	113
*	Cars.com Inc.	8,659	110
	Costco Wholesale Corp.	210	110
	Movado Group Inc.	3,434	110
	Lennar Corp. Class A	1,353	105
*	Capri Holdings Ltd.	2,209	104
	Acushnet Holdings Corp.	2,169	103
	LKQ Corp.	1,936	103
	Oxford Industries Inc.	966	103
	Omnicom Group Inc.	1,526	102
*	Monarch Casino & Resort Inc.	1,627	98
	Group 1 Automotive Inc.	537	96
	Lowe's Cos. Inc.	486	94
	Entravision Communications Corp. Class A	18,021	92
	Genuine Parts Co.	582	91
	Macy's Inc.	5,125	89
	Travel + Leisure Co.	2,100	89
*	BJ's Wholesale Club Holdings Inc.	1,143	85
	Ford Motor Co.	5,244	80
	Nexstar Media Group Inc. Class A	419	80
	Hibbett Inc.	1,270	74
	Penske Automotive Group Inc.	629	74
	PulteGroup Inc.	1,747	71
	Academy Sports & Outdoors Inc.	1,612	69
	Ethan Allen Interiors Inc.	2,834	67
	Buckle Inc.	2,019	65
	Tapestry Inc.	1,629	57
	Bath & Body Works Inc.	1,535	57
	Gentex Corp.	2,058	56
*	MarineMax Inc.	1,486	54
*	NVR Inc.	13	54
	Whirlpool Corp.	346	54
	Century Communities Inc.	1,137	53
*	American Axle & Manufacturing Holdings Inc.	4,891	51
	Standard Motor Products Inc.	1,396	51
*	TravelCenters of America Inc.	942	51
	Sonic Automotive Inc. Class A	936	50
*	Gentherm Inc.	825	49
	John Wiley & Sons Inc. Class A	1,070	49
*	ODP Corp.	1,370	49
*	Asbury Automotive Group Inc.	275	48
*	Genesco Inc.	853	48
*	Malibu Boats Inc. Class A	802	48
	Best Buy Co. Inc.	646	46
	Murphy USA Inc.	155	45
	Ralph Lauren Corp. Class A	497	45
	Rush Enterprises Inc. Class A	954	45
	HNI Corp.	1,379	44
	Nordstrom Inc.	2,545	44
*	Golden Entertainment Inc.	1,113	43
	Interpublic Group of Cos. Inc.	1,537	43
	Johnson Outdoors Inc. Class A	700	43
	Shoe Carnival Inc.	1,771	42
*	Master Craft Boat Holdings Inc.	1,709	41
	International Game Technology plc	2,168	39
*	Cavco Industries Inc.	152	36
*	Skyline Champion Corp.	626	35

		Shares	Market Value ($000)
*	Meritage Homes Corp.	430	34
	Fox Corp. Class A	876	30
*	Funko Inc. Class A	1,312	29
	Haverty Furniture Cos. Inc.	1,066	29
	Newell Brands Inc.	1,558	28
	Rent-A-Center Inc.	998	26
*	Zumiez Inc.	1,019	26
*	Crocs Inc.	342	25
*	Bowlero Corp.	2,051	24
*	Central Garden & Pet Co. Class A	615	23
*	Tri Pointe Homes Inc.	1,345	23
	Tractor Supply Co.	125	23
	Boyd Gaming Corp.	387	21
	Strategic Education Inc.	289	19
	News Corp. Class B	1,035	18
	Garmin Ltd.	205	18
	Lithia Motors Inc. Class A	63	17
*	Grand Canyon Education Inc.	181	15
*	Sleep Number Corp.	351	15
	PriceSmart Inc.	190	12
*	Lions Gate Entertainment Corp. Class A	1,159	11
	Interface Inc. Class A	903	10
*	Abercrombie & Fitch Co. Class A	613	9
	Steven Madden Ltd.	312	9
*	Holley Inc.	1,562	9
			6,947
Consumer Staples (8.7%)
	McKesson Corp.	1,468	539
	Ingles Markets Inc. Class A	5,013	439
	CVS Health Corp.	4,252	417
	Altria Group Inc.	8,985	406
	Philip Morris International Inc.	3,444	329
	Kroger Co.	5,555	266
	Tyson Foods Inc. Class A	3,162	238
	SpartanNash Co.	7,091	216
	Weis Markets Inc.	2,322	181
	Kimberly-Clark Corp.	1,382	176
	Molson Coors Beverage Co. Class B	2,518	130
	Flowers Foods Inc.	4,280	117
	Colgate-Palmolive Co.	1,435	112
	Vector Group Ltd.	11,027	108
	Archer-Daniels-Midland Co.	1,141	100
	Coca-Cola Consolidated Inc.	200	95
	Procter & Gamble Co.	688	95
	Kraft Heinz Co.	2,206	83
	AmerisourceBergen Corp. Class A	534	78
	PepsiCo Inc.	424	73
	Casey's General Stores Inc.	332	71
	Albertsons Cos. Inc. Class A	2,339	64
	Cal-Maine Foods Inc.	427	23
	Edgewell Personal Care Co.	591	23
*	Sprouts Farmers Market Inc.	725	21
*	Monster Beverage Corp.	206	18
	J M Smucker Co.	131	18
*	Darling Ingredients Inc.	197	15
	Kellogg Co.	138	10
	ACCO Brands Corp.	1,475	9

		Shares	Market Value ($000)
	Medifast Inc.	62	8
			4,478
Energy (17.4%)
	EOG Resources Inc.	7,071	858
	Exxon Mobil Corp.	6,541	625
	ConocoPhillips	5,554	608
	Pioneer Natural Resources Co.	2,002	507
	Cheniere Energy Inc.	2,735	438
	Continental Resources Inc.	4,770	333
	Chord Energy Corp.	2,262	320
	Chevron Corp.	1,986	314
	CONSOL Energy Inc.	4,076	293
*	Antero Resources Corp.	7,131	286
	Occidental Petroleum Corp.	3,889	276
	Northern Oil and Gas Inc.	7,679	243
*	W&T Offshore Inc.	35,864	233
	Marathon Petroleum Corp.	2,259	228
	Ovintiv Inc. (XNYS)	4,236	225
	Schlumberger NV	4,053	155
	Coterra Energy Inc.	4,890	151
	Marathon Oil Corp.	5,522	141
	Valero Energy Corp.	1,128	132
	Matador Resources Co.	2,167	129
	PDC Energy Inc.	1,887	128
	Civitas Resources Inc.	1,887	127
	Diamondback Energy Inc.	918	122
	EQT Corp.	2,541	122
*	Range Resources Corp.	3,536	116
*	Southwestern Energy Co.	14,575	109
*	Comstock Resources Inc.	5,374	105
	APA Corp.	2,689	105
	Targa Resources Corp.	1,379	94
*	Talos Energy Inc.	4,472	93
	Archrock Inc.	12,408	92
*	SilverBow Resources Inc.	2,297	91
	Murphy Oil Corp.	2,321	90
	ChampionX Corp.	4,050	88
*	ProPetro Holding Corp.	9,449	87
	California Resources Corp.	1,713	86
	VAALCO Energy Inc.	17,001	85
*	Denbury Inc.	925	82
	Devon Energy Corp.	1,145	81
	Magnolia Oil & Gas Corp. Class A	3,381	81
	Warrior Met Coal Inc.	1,984	65
	SunCoke Energy Inc.	9,260	61
	Arch Resources Inc.	420	61
*	Bristow Group Inc.	1,719	50
*	Earthstone Energy Inc. Class A	2,678	41
	RPC Inc.	4,666	37
*	Newpark Resources Inc.	11,483	33
*	REX American Resources Corp.	1,002	30
	Baker Hughes Co. Class A	1,147	29
	Solaris Oilfield Infrastructure Inc. Class A	1,880	20
*	Dril-Quip Inc.	457	10
			8,916
Financials (19.8%)
	Aon plc Class A (XNYS)	1,437	401

		Shares	Market Value ($000)
	Wells Fargo & Co.	7,761	339
*	Berkshire Hathaway Inc. Class B	1,131	318
	American International Group Inc.	5,565	288
	MetLife Inc.	4,046	260
	Prudential Financial Inc.	2,384	228
*	PRA Group Inc.	5,754	213
	Jefferies Financial Group Inc.	6,188	199
	First Financial Corp.	4,214	196
	Kearny Financial Corp.	17,153	195
	Popular Inc.	2,480	192
	First BanCorp. (XNYS)	12,671	181
	Bank of New York Mellon Corp.	4,159	173
	Allstate Corp.	1,352	163
	HarborOne Bancorp Inc.	11,630	159
	CNO Financial Group Inc.	8,587	158
	WesBanco Inc.	4,621	158
	Provident Financial Services Inc.	6,425	149
	Fidelity National Financial Inc.	3,718	145
	Ameriprise Financial Inc.	519	139
	Dime Community Bancshares Inc.	4,296	134
	Safety Insurance Group Inc.	1,410	127
	SLM Corp.	8,259	126
*	Credit Acceptance Corp.	231	123
	Unum Group	3,202	121
	Flushing Financial Corp.	5,796	120
	Navient Corp.	7,411	114
	Primerica Inc.	894	113
	First Citizens BancShares Inc. Class A	137	111
	Voya Financial Inc.	1,724	106
	Comerica Inc.	1,295	104
	Nelnet Inc. Class A	1,227	103
	Hope Bancorp Inc.	7,069	102
	Fifth Third Bancorp	2,962	101
	Affiliated Managers Group Inc.	783	100
	Travelers Cos. Inc.	613	99
	Chubb Ltd.	513	97
	Employers Holdings Inc.	2,451	96
*	Mr Cooper Group Inc.	2,278	96
	Zions Bancorp NA	1,738	96
	Hartford Financial Services Group Inc.	1,457	94
*	Encore Capital Group Inc.	1,662	91
	HomeStreet Inc.	2,579	90
	TrustCo Bank Corp. NY	2,707	90
	KeyCorp	4,925	87
	OFG Bancorp	2,962	81
	Associated Banc-Corp.	4,006	80
	Aflac Inc.	1,349	80
	NBT Bancorp Inc.	2,043	79
	City Holding Co.	908	77
	Equitable Holdings Inc.	2,592	77
	BancFirst Corp.	696	75
	Stifel Financial Corp.	1,260	75
	Everest Re Group Ltd.	276	74
	Washington Federal Inc.	2,284	73
	Federated Hermes Inc.	2,007	68
	S&T Bancorp Inc.	2,280	68
	Park National Corp.	505	67
	Premier Financial Corp.	2,472	67

		Shares	Market Value ($000)
	Hanmi Financial Corp.	2,664	66
	1st Source Corp.	1,376	65
	Great Southern Bancorp Inc.	1,087	64
	Trustmark Corp.	2,035	64
	Byline Bancorp Inc.	2,774	61
	CNA Financial Corp.	1,520	58
	Cathay General Bancorp	1,333	56
	Assurant Inc.	346	55
	Sandy Spring Bancorp Inc.	1,427	55
	Raymond James Financial Inc.	517	54
	Northwest Bancshares Inc.	3,732	53
	Preferred Bank	779	53
	Hanover Insurance Group Inc.	398	52
	BOK Financial Corp.	567	50
	Federal Agricultural Mortgage Corp. Class C	461	50
	First Busey Corp.	2,187	50
	First Commonwealth Financial Corp.	3,659	49
	First Financial Bancorp	2,249	49
	Heritage Financial Corp.	1,878	49
	Washington Trust Bancorp Inc.	910	46
	Eagle Bancorp Inc.	925	45
	Home BancShares Inc.	1,919	45
	Morgan Stanley	506	43
	Northern Trust Corp.	449	43
	Independent Bank Corp.	2,034	42
	ServisFirst Bancshares Inc.	465	39
	Bank of NT Butterfield & Son Ltd.	1,190	39
	JPMorgan Chase & Co.	335	38
	Walker & Dunlop Inc.	373	37
	Virtu Financial Inc. Class A	1,547	36
	East West Bancorp Inc.	487	35
	Regions Financial Corp.	1,563	34
	Towne Bank	1,210	34
	QCR Holdings Inc.	595	33
	Brookline Bancorp Inc.	2,481	31
	First Bancorp (XNGS)	856	31
	Lakeland Financial Corp.	396	30
	Origin Bancorp Inc.	712	29
	Evercore Inc. Class A	269	25
	Loews Corp.	456	25
*	Columbia Financial Inc.	1,027	22
	Southside Bancshares Inc.	584	22
*	Brighthouse Financial Inc.	445	21
	Diamond Hill Investment Group Inc.	121	21
	Atlantic Union Bankshares Corp.	587	19
	FNB Corp.	1,557	19
	Oppenheimer Holdings Inc. Class A	521	19
	First Hawaiian Inc.	698	18
	Horizon Bancorp Inc.	950	18
	Radian Group Inc.	842	18
*	Enstar Group Ltd.	97	18
	Artisan Partners Asset Management Inc. Class A	500	17
	UMB Financial Corp.	194	17
	Banner Corp.	262	16
	WSFS Financial Corp.	329	16
*	SVB Financial Group	37	15
	Tompkins Financial Corp.	210	15
*	Axos Financial Inc.	327	14

		Shares	Market Value ($000)
	Bank OZK	356	14
	Central Pacific Financial Corp.	662	14
	First Foundation Inc.	658	13
	BankUnited Inc.	314	12
	White Mountains Insurance Group Ltd.	9	12
	Houlihan Lokey Inc. Class A	139	11
	OceanFirst Financial Corp.	561	11
			10,161
Health Care (13.3%)
	Bristol-Myers Squibb Co.	8,470	571
	Elevance Health Inc.	1,048	508
*	Regeneron Pharmaceuticals Inc.	811	471
	Pfizer Inc.	9,912	448
	AbbVie Inc.	3,262	439
*	Vertex Pharmaceuticals Inc.	1,443	407
	Merck & Co. Inc.	4,215	360
	Gilead Sciences Inc.	5,569	353
	Amgen Inc.	1,026	247
	UnitedHealth Group Inc.	465	242
	HCA Healthcare Inc.	1,132	224
	Johnson & Johnson	1,203	194
*	Hologic Inc.	2,627	177
*	Biogen Inc.	877	171
*	Molina Healthcare Inc.	462	156
	Organon & Co.	5,196	148
*	Catalyst Pharmaceuticals Inc.	10,602	144
	Premier Inc. Class A	3,900	137
	Eli Lilly & Co.	451	136
*	United Therapeutics Corp.	593	134
	Cardinal Health Inc.	1,743	123
	Cigna Corp.	401	114
	Quest Diagnostics Inc.	899	113
*	Henry Schein Inc.	1,485	109
*	Moderna Inc.	668	88
*	Innoviva Inc.	6,044	80
*	QuidelOrtho Corp.	718	57
*	Tenet Healthcare Corp.	864	49
*	Corcept Therapeutics Inc.	1,733	45
*	DaVita Inc.	460	39
*	Medpace Holdings Inc.	262	39
*	Collegium Pharmaceutical Inc.	1,908	34
*	Computer Programs and Systems Inc.	1,054	32
*	iTeos Therapeutics Inc.	1,463	32
	West Pharmaceutical Services Inc.	96	29
*	Centene Corp.	297	27
*	NextGen Healthcare Inc.	1,577	27
	Abbott Laboratories	247	25
	SIGA Technologies Inc.	1,680	25
*	ModivCare Inc.	213	23
*	Acadia Healthcare Co. Inc.	259	21
*	Exelixis Inc.	1,013	18
	Laboratory Corp. of America Holdings	75	17
			6,833
Industrials (12.5%)
	American Express Co.	2,235	340
	Northrop Grumman Corp.	590	282
	Lockheed Martin Corp.	400	168

		Shares	Market Value ($000)
	Louisiana-Pacific Corp.	3,078	167
	L3Harris Technologies Inc.	617	141
*	Builders FirstSource Inc.	2,109	124
	Resources Connection Inc.	6,279	123
*	Atkore Inc.	1,344	113
	Quanta Services Inc.	782	111
	Moog Inc. Class A	1,459	109
	Accenture plc Class A	374	108
	Eaton Corp. plc	761	104
	General Dynamics Corp.	449	103
	Ryder System Inc.	1,333	102
	Deere & Co.	277	101
	United Parcel Service Inc. Class B	513	100
	Crane Holdings Co.	1,052	99
*	Titan Machinery Inc.	3,063	94
	Encore Wire Corp.	715	93
	AGCO Corp.	858	93
	Regal Rexnord Corp.	661	91
*	Zebra Technologies Corp. Class A	298	90
*	AMN Healthcare Services Inc.	863	89
	Paychex Inc.	706	87
*	Hub Group Inc. Class A	1,044	83
*	MYR Group Inc.	896	83
	Covenant Logistics Group Inc. Class A	2,715	76
	Marten Transport Ltd.	3,756	74
	Snap-on Inc.	334	73
	Crown Holdings Inc.	796	72
	Cummins Inc.	324	70
	ManpowerGroup Inc.	949	70
*	Saia Inc.	334	69
	Badger Meter Inc.	703	67
	Heidrick & Struggles International Inc.	2,238	64
	Kronos Worldwide Inc.	4,949	64
	Knight-Swift Transportation Holdings Inc.	1,207	61
	Triton International Ltd.	1,023	61
	Old Dominion Freight Line Inc.	220	60
	ArcBest Corp.	725	58
	Hubbell Inc. Class B	270	56
	Insteel Industries Inc.	1,931	56
	Textainer Group Holdings Ltd.	1,852	56
	Brunswick Corp.	739	55
	Kforce Inc.	1,003	55
*	United Rentals Inc.	189	55
	Owens Corning	649	53
	Watts Water Technologies Inc. Class A	380	53
*	CoreCivic Inc.	5,469	52
	WW Grainger Inc.	94	52
	Genco Shipping & Trading Ltd.	3,785	52
	Quanex Building Products Corp.	2,298	51
*	Beacon Roofing Supply Inc.	902	50
*	Cross Country Healthcare Inc.	1,962	50
*	TriNet Group Inc.	608	50
	Matson Inc.	651	48
	Acuity Brands Inc.	288	47
	JB Hunt Transport Services Inc.	271	47
	Simpson Manufacturing Co. Inc.	508	47
	Franklin Electric Co. Inc.	516	45
*	Generac Holdings Inc.	206	45

		Shares	Market Value ($000)
	Landstar System Inc.	301	44
	Apogee Enterprises Inc.	1,051	43
	Kadant Inc.	215	39
	Graphic Packaging Holding Co.	1,693	38
	Emerson Electric Co.	455	37
	Packaging Corp. of America	264	36
	Watsco Inc.	132	36
*	Forrester Research Inc.	757	32
	Valmont Industries Inc.	115	32
	CRA International Inc.	342	31
*	Masonite International Corp.	380	31
	Werner Enterprises Inc.	789	31
	Johnson Controls International plc	578	31
	Ennis Inc.	1,394	30
*	TrueBlue Inc.	1,425	29
	nVent Electric plc	876	29
	Costamare Inc.	2,586	29
	Zurn Elkay Water Solutions Corp.	1,036	29
*	Berry Global Group Inc.	510	28
*	Franklin Covey Co.	594	28
*	MasTec Inc.	326	26
	Greif Inc. Class A	380	25
	EMCOR Group Inc.	195	23
*	FTI Consulting Inc.	146	23
	Textron Inc.	373	23
*	Construction Partners Inc. Class A	762	22
	Myers Industries Inc.	1,162	22
*	ASGN Inc.	214	21
	Caterpillar Inc.	107	20
	Kelly Services Inc. Class A	1,256	20
	Robert Half International Inc.	266	20
*	Sterling Infrastructure Inc.	782	20
	ITT Inc.	264	19
*	Modine Manufacturing Co.	1,283	19
	Primoris Services Corp.	950	19
	ABM Industries Inc.	403	19
	Shyft Group Inc.	771	18
	Sonoco Products Co.	276	17
	Safe Bulkers Inc.	5,469	17
	Eagle Bulk Shipping Inc.	380	17
	Comfort Systems USA Inc.	150	15
*	XPO Logistics Inc.	284	15
	ADT Inc.	2,004	15
*	API Group Corp.	960	15
	Schneider National Inc. Class B	591	14
	McGrath RentCorp.	153	13
*	GXO Logistics Inc.	284	13
*	Mohawk Industries Inc.	85	9
			6,394
Real Estate (0.1%)
*	GEO Group Inc.	4,482	36
	St. Joe Co.	779	30
			66
Technology (7.0%)
	Cognizant Technology Solutions Corp. Class A	5,260	332
	International Business Machines Corp.	1,924	247
	Broadcom Inc.	442	221

		Shares	Market Value ($000)
	KLA Corp.	541	186
	HP Inc.	6,029	173
*	ON Semiconductor Corp.	2,122	146
	NortonLifeLock Inc.	6,095	138
	Amdocs Ltd.	1,573	134
*	NetScout Systems Inc.	3,806	121
	Hackett Group Inc.	5,319	109
*	Alphabet Inc. Class C	938	102
	Jabil Inc.	1,583	95
	Dell Technologies Inc. Class C	2,398	92
	Texas Instruments Inc.	534	88
*	Sanmina Corp.	1,762	86
	Oracle Corp.	1,053	78
*	Arrow Electronics Inc.	739	77
	Amkor Technology Inc.	3,702	75
	CSG Systems International Inc.	1,207	70
*	Photronics Inc.	4,126	69
*	Axcelis Technologies Inc.	1,009	68
*	Avid Technology Inc.	2,434	67
*	Western Digital Corp.	1,595	67
	Hewlett Packard Enterprise Co.	4,752	65
	Applied Materials Inc.	661	62
	PC Connection Inc.	1,235	61
	Kulicke & Soffa Industries Inc.	1,178	50
	TD SYNNEX Corp.	494	48
	Xperi Holding Corp.	2,902	46
*	TechTarget Inc.	534	35
	Vishay Intertechnology Inc.	1,566	31
	Methode Electronics Inc.	734	30
*	Rambus Inc.	1,178	30
*	DXC Technology Co.	1,143	28
	A10 Networks Inc.	1,932	27
*	Manhattan Associates Inc.	192	27
*	ePlus Inc.	558	26
	Micron Technology Inc.	427	24
*	Qualys Inc.	156	24
*	Box Inc. Class A	895	23
*	Plexus Corp.	250	23
	Shutterstock Inc.	302	17
	CTS Corp.	387	16
	Concentrix Corp.	126	16
*	SMART Global Holdings Inc.	788	15
			3,565
Telecommunications (1.5%)
	AT&T Inc.	17,132	300
*	WideOpenWest Inc.	3,968	71
	Juniper Networks Inc.	2,473	70
	Cisco Systems Inc.	1,531	68
	Telephone and Data Systems Inc.	3,791	62
	Lumen Technologies Inc.	4,434	44
*	United States Cellular Corp.	1,045	30
	Adtran Holdings Inc.	1,270	30
	Verizon Communications Inc.	653	27
*	NETGEAR Inc.	870	21
*	Lumentum Holdings Inc.	237	20
*	EchoStar Corp. Class A	1,055	19
*	Ciena Corp.	197	10

		Shares	Market Value ($000)
*	Telesat Corp.	883	10
			782
Utilities (0.0%)
*	Evoqua Water Technologies Corp.	428	15
Total Common Stocks (Cost $42,897)			50,554
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund 2.284% (Cost $680)	6,807	681
Total Investments (99.8%) (Cost $43,577)			51,235
Other Assets and Liabilities—Net (0.2%)			83
Net Assets (100%)			51,318
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2022	38	752	(42)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.